Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 6,372	$ 4,739
Interest cost	6,943	7,404
Expected return on plan assets	(4,098)	(3,925)
Amortization of unrealized losses	9,229	4,354
Net periodic benefit costs	$ 18,446	$ 12,572